Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000170095 | 91282CGM7 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000170095 | 91282CNT4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170095 | 30165JAG1 | Exeter Automobile Receivables Trust 2021-4, E
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170095 | 320986AG7 | First Investors Auto Owner Trust 2023-1, D
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170095 | 61747YFG5 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170095 | 64129UCJ2 | Neuberger Berman CLO XVII Ltd., CR3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170095 | 576323AP4 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170095 | 83609QAE3 | Sound Point Clo XV Ltd., E
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170095 | 67590QCC9 | Octagon Investment Partners XXI Ltd., BR4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170095 | 108056AF9 | Bridgecrest Lending Auto Securitization Trust, D
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170095 | CLO00037LAG5
Holdings [Line Items]
Percent of Total Investments	48.50%
C000170095 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	37.50%
C000170095 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.70%
C000170095 | Technology17178HAR3
Holdings [Line Items]
Percent of Total Investments	5.50%
C000170095 | U.S. Treasury Obligations91282CNT4
Holdings [Line Items]
Percent of Total Investments	2.00%
C000170095 | U.S. Treasury Obligations91282CGM7
Holdings [Line Items]
Percent of Total Investments	5.80%
C000170095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170095 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000170095 | Finance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000170095 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000170095 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170095 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170095 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000170095 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000170095 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000170095 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000170095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000170095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000170095 | ABS
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000170095 | CLO
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000170094 | 91282CGM7 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000170094 | 91282CNT4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170094 | 30165JAG1 | Exeter Automobile Receivables Trust 2021-4, E
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170094 | 320986AG7 | First Investors Auto Owner Trust 2023-1, D
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170094 | 61747YFG5 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170094 | 64129UCJ2 | Neuberger Berman CLO XVII Ltd., CR3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170094 | 576323AP4 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170094 | 83609QAE3 | Sound Point Clo XV Ltd., E
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170094 | 67590QCC9 | Octagon Investment Partners XXI Ltd., BR4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170094 | 108056AF9 | Bridgecrest Lending Auto Securitization Trust, D
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170094 | CLO00037LAG5
Holdings [Line Items]
Percent of Total Investments	48.50%
C000170094 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	37.50%
C000170094 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.70%
C000170094 | Technology17178HAR3
Holdings [Line Items]
Percent of Total Investments	5.50%
C000170094 | U.S. Treasury Obligations91282CNT4
Holdings [Line Items]
Percent of Total Investments	2.00%
C000170094 | U.S. Treasury Obligations91282CGM7
Holdings [Line Items]
Percent of Total Investments	5.80%
C000170094 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170094 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000170094 | Finance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000170094 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000170094 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170094 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170094 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170094 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170094 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000170094 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000170094 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000170094 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000170094 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000170094 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000170094 | ABS
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000170094 | CLO
Holdings [Line Items]
Percent of Net Asset Value	31.90%